Michele Drummey
Vice President and Corporate Counsel
Law Department – Prudential Retirement
The Prudential Insurance Company of America
280 Trumbull Street
1 Commercial Plaza
Hartford, CT 06103
michele.drummey@prudential.com

December 17, 2021

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Prudential Retirement Insurance and Annuity Company (“Depositor”)
PRIAC Variable Contract Account A (“Registrant”)
Reg. No. 333-199286 (the “Registration Statement”)

Ladies and Gentlemen:

We are filing herewith Post-Effective Amendment No. 8 (the “Amendment”) to the above-referenced Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, which updates the Registration Statement to conform with the revised requirements of Form N-4. Aside from converting Prudential Retirement Security Annuity VI (“PRSA VI”) to the new Form N-4 requirements, no other changes are being made to the PRSA VI prospectus.

Along with this filing, we are furnishing our Staff reviewer with courtesy copies of the PRSA VI prospectus and statement of additional information (“SAI”).1 The first copy is the filing in composition format. The second copy tracks the changes made from the PRSA VI prospectus and SAI filed on April 14, 2021, effective on May 1, 2021.

If you have any comments or questions regarding this Post-Effective Amendment, please direct them to the undersigned at 860-818-2329.

Sincerely,
/s/ Michele Drummey Esq.
Michele Drummey Esq.
Vice President and Corporate Counsel
1 Please note that financial statements and written consent by our auditors along with performance and other data points will not be included in this Rule 485(a) filing, but they will be provided in our subsequent Rule 485(b) filing.